Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Summary of Key Management Including Board Of Directors And Executive Management Compensation Expenses

Key management, including the Board of Directors and the executive management team, compensation were:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Salaries, cash compensation and other short-term benefits	1,305	1,349	3,060	2,334
Pension	130	104	235	196
Share-based compensation expense	3,322	2,792	4,844	3,707
Total	4,757	4,245	8,139	6,237